CERTIFICATION
Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Aspen Series (the “Registrant”). The Registrant’s 1933 Act No. is 033-63212 and the Registrant’s 1940 Act No. is 811-07736.

2.	There are no changes to the Prospectuses and Statements of Additional Information from the forms of Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 51 (“PEA No. 51”) on April 29, 2011, pursuant to Rule 485(b) of the 1933 Act for the following portfolios:

Balanced Portfolio	Janus Aspen Perkins Mid Cap Value Portfolio
— Institutional Shares	— Institutional Shares
— Service Shares	— Service Shares

Enterprise Portfolio	Janus Portfolio
— Institutional Shares	— Institutional Shares
— Service Shares	— Service Shares

Flexible Bond Portfolio	Overseas Portfolio
— Institutional Shares	— Institutional Shares
— Service Shares	— Service Shares
— Service II Shares
Forty Portfolio
— Institutional Shares	Worldwide Portfolio
— Service Shares	— Institutional Shares
— Service Shares
Global Technology Portfolio	— Service II Shares
— Institutional Shares
— Service Shares	Dynamic Allocation Portfolio
— Service II Shares	— Service Shares

(collectively, the “Portfolios”)

3. The text of PEA No. 51 has been filed electronically.
DATED: May 5, 2011

JANUS ASPEN SERIES on behalf of the Portfolios
By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President